Other Income - Summary Of Other Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021
Disclosure Of Other Income [Line Items]
Revenue from government grants	$ 56	$ 117		$ 152
Interest income on loans receivables from third party	6,224
Loans receivables from third party	100,123	0	[1]	$ 0	[1]
Notes Receivable On Disposal Of Financial Assets [Member]
Disclosure Of Other Income [Line Items]
Interest income on financial assets designated at fair value through profit or loss		2,608
Corporate debt instruments held		$ 32,520
AMTD Group [Member]
Disclosure Of Other Income [Line Items]
Interest income	$ 6,612

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.